Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	574,631,745.91	26,138
Yield Supplement Overcollateralization Amount 01/31/21	21,580,711.50	0
Receivables Balance 01/31/21	596,212,457.41	26,138
Principal Payments	19,754,977.60	403
Defaulted Receivables	831,018.18	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	20,491,609.53	0
Pool Balance at 02/28/21	555,134,852.10	25,705

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.83%
Prepayment ABS Speed	1.33%
Aggregate Starting Principal Balance	874,456,597.95	31,561
Delinquent Receivables:
Past Due 31-60 days	4,423,969.79	174
Past Due 61-90 days	1,147,195.87	50
Past Due 91-120 days	220,835.46	11
Past Due 121+ days	0.00	0
Total	5,792,001.12	235

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.01%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	703,988.47
Aggregate Net Losses/(Gains) - February 2021	127,029.71
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.26%
Prior Net Losses Ratio	0.63%
Second Prior Net Losses Ratio	1.08%
Third Prior Net Losses Ratio	1.26%
Four Month Average	0.81%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.50%

Overcollateralization Target Amount	6,384,050.80
Actual Overcollateralization	6,384,050.80
Weighted Average APR	4.25%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	51.55

Flow of Funds	$ Amount
Collections	24,027,918.40
Investment Earnings on Cash Accounts	57.36
Servicing Fee(1)	(496,843.71)
Transfer to Collection Account	-
Available Funds	23,531,132.05

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	442,209.42
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	328,628.73
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,384,050.80
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,162,945.77
(12) Collection Account Redeposits	1,606,000.00

Total Distributions of Available Funds	23,531,132.05

Servicing Fee	496,843.71
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 02/16/21	568,023,480.83
Principal Paid	19,272,679.53
Note Balance @ 03/15/21	548,750,801.30

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2a
Note Balance @ 02/16/21	105,952,575.86
Principal Paid	11,404,995.20
Note Balance @ 03/15/21	94,547,580.66
Note Factor @ 03/15/21	52.1785765%

Class A-2b
Note Balance @ 02/16/21	73,090,904.97
Principal Paid	7,867,684.33
Note Balance @ 03/15/21	65,223,220.64
Note Factor @ 03/15/21	52.1785765%

Class A-3
Note Balance @ 02/16/21	274,400,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	274,400,000.00
Note Factor @ 03/15/21	100.0000000%

Class A-4
Note Balance @ 02/16/21	76,910,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	76,910,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	25,110,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	25,110,000.00
Note Factor @ 03/15/21	100.0000000%

Class C
Note Balance @ 02/16/21	12,560,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	12,560,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	489,506.75
Total Principal Paid	19,272,679.53
Total Paid	19,762,186.28

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	90,059.69
Principal Paid	11,404,995.20
Total Paid to A-2a Holders	11,495,054.89

Class A-2b
One-Month Libor	0.10738%
Coupon	0.39738%
Interest Paid	21,783.65
Principal Paid	7,867,684.33
Total Paid to A-2b Holders	7,889,467.98

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.5863901
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.0871362
Total Distribution Amount	23.6735263

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4970182
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	62.9414746
Total A-2a Distribution Amount	63.4384928

A-2b Interest Distribution Amount	0.1742692
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	62.9414746
Total A-2b Distribution Amount	63.1157438

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	17.05
Noteholders' Third Priority Principal Distributable Amount	651.70
Noteholders' Principal Distributable Amount	331.25

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,092,197.46
Investment Earnings	24.65
Investment Earnings Paid	(24.65)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,750,685.18	$2,310,554.48	$5,690,400.90
Number of Extensions	97	87	204
Ratio of extensions to Beginning of Period Receivables Balance	0.46%	0.37%	0.88%

(1)

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.